RELATED PARTY TRANSACTIONS (Details 2) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Advances From Affiliate Of General Partner	$ 153,188	$ 153,188
Series Seven [Member]
Advances From Affiliate Of General Partner	0	0
Series Nine [Member]
Advances From Affiliate Of General Partner	0	0
Series Ten [Member]
Advances From Affiliate Of General Partner	0	0
Series Eleven [Member]
Advances From Affiliate Of General Partner	0	0
Series Twelve [Member]
Advances From Affiliate Of General Partner	153,188	153,188
Series Fourteen [Member]
Advances From Affiliate Of General Partner	$ 0	$ 0